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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2003

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 28TH day of APRIL, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 80
Form 13F-HR Information Table Value Total: $2,739,375

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
30-Jun-03

                           SECURITY                                                    MARKET   VOTING
DATE          QUANTITY     SYMBOL          CUSIP        SECURITY                       VALUE    AUTHORITY
----          --------     ------          -----        --------                       -----    ---------
LONG COMMON STOCK
-----------------
5/13/03         522400     TFSM.O          901314203    24/7 REAL MEDIA INC              465750 Sole
6/17/03          90800     ACN.N           G1150G111    ACCENTURE LTD CL-A              1809000 Sole
6/24/03          68100     ALTR.O          021441100    ALTERA CORPORATION              1232250 Sole
6/18/03         408800     AMAT.O          038222105    APPLIED MATERIALS INC           7128000 Sole
6/18/03         227000     AMCC.O          03822W109    APPLIED MICRO CIRCUITS
                                                           CORPORATION                  1510000 Sole
6/11/03          68100     ACI.N           039380100    ARCH COAL INC                   1723500 Sole
6/17/03         136200     T.N             001957505    AT&T CORP NEW                   2887500 Sole
5/12/03         318000     AWE.N           00209A106    AT&T WIRELESS SVCS              2873500 Sole
5/22/03          68100     ABTL.O          05275N106    AUTOBYTEL.COM INC                464250 Sole
6/13/03          45400     BEAS.O          073325102    BEA SYSTEMS INC                  544500 Sole
6/24/03          45400     BBY.N           086516101    BEST BUY COMPANY INC            2196000 Sole
6/25/03          68100     CDWC.O          12512N105    CDW CORP                        3435750 Sole
5/13/03         181600     CHPC.O          169657103    CHIPPAC INC CL A                1522000 Sole
6/25/03         136400     CSCO.O          17275R102    CISCO SYSTEMS INC               2518500 Sole
5/28/03         113500     CMCSA.O         20030N101    COMCAST CORP-CL A               3772500 Sole
5/29/03         136200     CORV.O          221009103    CORVIS CORPORATION               217500 Sole
6/26/03          90800     CY.N            232806109    CYPRESS SEMICONDUCTOR
                                                           CORP                         1200000 Sole
6/30/03         227100     EMC.N           268648102    EMC CORP-MASS                   2617500 Sole
6/26/03          45400     EMMS.O          291525103    EMMIS BROADCASTING
                                                           CORP-CL A                    1156500 Sole
6/4/03          249800     GTW.N           367626108    GATEWAY INC                     1003750 Sole
4/15/03          92100     GMH.N           370442832    GENERAL MOTORS CORP-CL H        1281000 Sole
6/26/03          90800     HD.N            437076102    HOME DEPOT INC                  3312000 Sole
6/10/03          68100     ICST.O          45811K208    INTEGRATED CIRCUIT
                                                           SYSTEMS INC                  2355750 Sole
6/26/03         181600     INTC.O          458140100    INTEL CORP                      4162000 Sole
5/19/03          22700     IACI.O          45840Q101    INTERACTIVE CORP                 983250 Sole
6/27/03          45400     ISIL.O          46069S109    INTERSIL HOLDINGS               1330500 Sole
6/18/03          45400     JPM.N           46625H100    JP MORGAN CHASE & CO            1709000 Sole
6/5/03          136200     LPX.N           546347105    LOUISIANA PACIFIC CORP          1626000 Sole
6/26/03         181600     MSFT.O          594918104    MICROSOFT CORP                  5128000 Sole
6/25/03          90800     MWD.N           617446448    MORGAN STANLEY                  4275000 Sole
6/19/03         340700     MOT.N           620076109    MOTOROLA INC                    3536250 Sole
5/23/03          68100     NTIQ.O          64115P102    NETIQ CORPORATION               1162500 Sole
6/16/03          90800     NSCN.O          64117V107    NETSCREEN TECHNOLOGIES INC      2235000 Sole
6/20/03          90800     NTAP.O          64120L104    NETWORK APPLIANCE INC           1608000 Sole
6/18/03         476800     NOK.N           654902204    NOKIA CORP ADR                  8625750 Sole
6/17/03         181700     RFMD.O          749941100    RF MICRODEVICES INC             1180000 Sole
5/14/03         181700     SANM.O          800907107    SANMINA CORP                    1264000 Sole
6/27/03          54500     SIGM.O          826565103    SIGMA DESIGNS INC                654600 Sole
6/5/03          113600     SIRI.O          82966U103    SIRIUS SATTELLITE RADIO INC      211250 Sole
6/17/03         113500     STK.N           862111200    STORAGE TECHNOLOGY CORP NEW     3217500 Sole
6/11/03          68100     TER.N           880770102    TERADYNE INC                    1298250 Sole
8/10/00         286400     TSCM.O          88368Q103    THE STREET.COM INC              1348944 Sole
6/17/03         249800     THQI.O          872443403    THQ INC                         4955500 Sole
6/19/03         181700     TIBX.O          88632Q103    TIBCO SOFTWARE INC              1024000 Sole
6/20/03         295200     TWX.N           887317105    TIME WARNER INC                 5229250 Sole
6/3/03           68100     UNTD.O          911268100    UNITED ONLINE INC.              1900500 Sole
6/19/03          90800     VCLK.O          92046N102    VALUECLICK INC                   606000 Sole
6/19/03         113500     VRSN.O          92343E102    VERISIGN INC                    1723750 Sole
6/24/03          68200     VRTSE.O         923436109    VERITAS SOFTWARE CORP           2161500 Sole
6/25/03         113500     WMT.N           931142103    WAL-MART STORES INC             6708750 Sole
6/16/03         113500     XMSR.O          983759101    XM SATELLITE RADIO HOLD-CL A    1373750 Sole
6/26/03          45400     YHOO.O          984332106    YAHOO INC                       1635000 Sole

                                                                                      120100794

LONG PUTS
---------
6/27/03            910     IBM850S03                    PUT  IBM          JUL 085        340000 Sole
6/24/03           9995     QAV300S03                    PUT  NASDAQ 100   JUL 030        825000 Sole
6/20/03            909     QCOM350S03                   PUT  QUALCOMM INC JUL 035         65000 Sole
6/13/03            908     SAP300S03                    PUT ***SAP AG-SPONSORED
                                                             ADR JUL 30                  172500 Sole
6/18/03            453     OSX950S03                    PUT .OSX JUL 95                  222500 Sole
6/4/03             728     SXB965S03                    PUT .SPX JUL 965                 864000 Sole
6/25/03            454     AAP600S03                    PUT ADVANCED AUTO PARTS
                                                             INC JUL 60                   68750 Sole
6/27/03           1363     CDN125S03                    PUT CADENCE DESIGN SYSTEMS
                                                             INC JUL 12.5                127500 Sole
5/30/03           2952     CYMI300S03                   PUT CYMER INC JUL 30             284375 Sole
6/16/03            227     GS900S03                     PUT GOLDMAN SACHS GROUP
                                                             INC JUL 90                  168750 Sole
6/30/03            228     LXK750T03                    PUT LEXMARK INTERNATIONAL
                                                             GROUP AUG 75                152500 Sole
6/23/03           2272     MHK550S03                    PUT MOHAWK INDUSTRIES INC
                                                             JUL 55                      418750 Sole
6/26/03            909     OO125S03                     PUT OAKLEY INC JUL 12.5          117500 Sole
6/17/03           1817     SLAB250S03                   PUT SILICON LABORATORIES
                                                             INC JUL 25                  135000 Sole
5/20/03            455     IACI300S03                   PUT USA NETWORKS INC JUL 30        5000 Sole

                                                                                        3967125

LONG CALLS
----------
5/23/03          11813     AOL150G03                    CALL AOL JULY 15                1365000 Sole
5/16/03           2271     T200G03                      CALL AT&T CORP    JUL 020        100000 Sole
6/25/03            682     C400G03                      CALL CITIGROUP INC JUL 40        232500 Sole
6/17/03            909     CCU450G03                    CALL CLEAR CHANNEL JUL 45         40000 Sole
6/12/03           1367     CUM400G03                    CALL CUMMINS ENGINE CO INC
                                                             JUL 40                       41250 Sole
6/25/03            227     FRE500G03                    CALL FREDDIE MAC  JUL 050         49375 Sole
6/19/03          11357     MOJ100G03                    CALL MOTOROLA INC JUL 010        187500 Sole
6/17/03            909     NSCN225G03                   CALL NETSCREEN TECHNOLOGIES
                                                             INC JUL 22.5                102500 Sole
6/12/03           2271     SNE300G03                    CALL SONY CORP-ADR NEW
                                                             JUL 30                       56250 Sole
6/9/03            1809     THQI175G03                   CALL THQ INC NEW JUL 17.5        225000 Sole
6/17/03           1818     THQI200G03                   CALL THQ INC NEW JUL 20           45000 Sole
6/16/03            909     XMSR100G03                   CALL XM SATELLITE RADIO
                                                             HLDGS INC JUL 10            137500 Sole
6/12/03           2046     ZRAN200G03                   CALL ZORAN CORP JUL 20           157500 Sole

                                                                                        2739375